S000012560 [Member] Expense Example, No Redemption - S000012560 [Member]	Dec. 31, 2025 USD ($)
C000034143 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	452
Expense Example, No Redemption, 10 Years	1,024
C000034144 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	333
Expense Example, No Redemption, 5 Years	587
Expense Example, No Redemption, 10 Years	$ 1,316